Supplementary Insurance Information Supplementary Insurance Information (Income Statement Items) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	$ 98	$ 118	$ 115
Net Investment Income (1)	188	157	134
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	93	49	61
Amortization of deferred policy acquisition costs	26	(2)	38
Other Expenses	81	77	77
Annuities
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	97	113	102
Net Investment Income (1)	153	121	97
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	79	42	59
Amortization of deferred policy acquisition costs	24	(4)	37
Other Expenses	66	65	57
Life
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	1	4	12
Net Investment Income (1)	33	35	36
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	15	10	2
Amortization of deferred policy acquisition costs	2	2	1
Other Expenses	10	11	12
Corporate & Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	0	1	1
Net Investment Income (1)	2	1	1
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	(1)	(3)	0
Amortization of deferred policy acquisition costs	0	0	0
Other Expenses	$ 5	$ 1	$ 8